Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	5 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net income (loss)	$ (596,380)	$ 1,928,537	$ (2,003,200)	$ (6,480,701)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(154,572)	(4,971)	(369,655)	(383,150)
Change in fair value of warrant liabilities	360,000	(2,700,000)	1,760,000	5,890,000
Transaction costs allocated to warrant liability	238,423
Changes in operating assets and liabilities:
Prepaid income taxes		(5,071)		(4,549)
Prepaid expenses and other current assets	(326,308)	43,402	59,226	179,329
Accounts payable and accrued expenses	95,139	59,477	90,281	174,312
Income taxes payable	16,225		56,628	(16,225)
Net cash used in operating activities	(367,473)	(678,626)	(406,720)	(640,984)
Cash Flows from Investing Activities:
Investment of cash into Trust Account	(100,000,000)
Cash withdrawn from Trust Account to pay for taxes and franchise fees		218,242	108,214	198,343
Net cash provided by investing activities	(100,000,000)	218,242	108,214	198,343
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid	98,000,000
Proceeds from sale of Private Placement Warrants	4,000,000
Repayment of promissory note – related party	(183,876)
Payment of offering costs	(235,896)
Net cash provided by financing activities	101,580,228
Net Change in Cash	1,212,755	(460,384)	(298,506)	(442,641)
Cash – Beginning of period		770,114	1,212,755	1,212,755
Cash – End of period	1,212,755	309,730	914,249	770,114	$ 1,212,755
Cash paid for income taxes		(5,170)		59,225
Non-cash investing and financing activities:
Initial classification of Class A common stock subject to possible redemption	86,198,400
Change in value of Class A common stock subject to possible redemption	(356,130)	1,928,540	243,200	(6,480,710)
Deferred underwriting fee payable	3,500,000				3,500,000
Payment of offering costs through promissory note – related party	183,876
Deferred offering costs paid directly by stockholder in exchange for issuance of Class B common stock	25,000
Jasper Therapeutics, Inc. [Member]
Cash Flows from Operating Activities:
Net income (loss)		(18,168,000)	(10,857,000)	(31,669,000)	(4,987,000)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Depreciation and amortization expense		51,000
Non-cash lease expense		184,000		21,000
Stock-based compensation expense		622,000	457,000	1,210,000	6,000
Change in fair value of warrant liabilities		3,501,000	2,158,000	10,875,000	(256,000)
Loss on extinguishment of convertible notes					478,000
License acquired in exchange for issuance of shares					862,000
Changes in operating assets and liabilities:
Other receivables		600,000
Prepaid expenses and other current assets		(671,000)	(210,000)	(247,000)	11,000
Other non-current assets		(669,000)	21,000	(250,000)	(48,000)
Accounts payable		1,630,000	3,565,000	358,000	536,000
Accrued expenses and other current liabilities		1,134,000	(481,000)	1,225,000	1,405,000
Operating lease liability				10,000
Other non-current liabilities		(200,000)	400,000	200,000	24,000
Net cash used in operating activities		(11,986,000)	(4,947,000)	(18,267,000)	(1,969,000)
Cash Flows from Investing Activities:
Purchases of property and equipment		(1,247,000)
Net cash provided by investing activities		(1,247,000)
Cash Flows from Financing Activities:
Payment of offering costs		(668,000)
Proceeds from the issuance of convertible note, net of issuance costs					1,500,000
Proceeds from issuance of redeemable convertible preferred stock, net of issuance costs		10,750,000	484,000	11,234,000	27,627,000
Proceeds from issuance of common stock					1,000
Proceeds from exercise of common stock options		70,000		53,000
Net cash provided by financing activities		10,152,000	484,000	11,287,000	29,128,000
Net Change in Cash		(3,081,000)	(4,463,000)	(6,980,000)	27,159,000
Cash – Beginning of period		20,183,000	27,163,000	27,163,000	4,000
Cash – End of period	$ 27,163,000	17,102,000	22,700,000	20,183,000	27,163,000
Accounts payable and accrued expenses for purchases of property and equipment				436,000
Non-cash investing and financing activities:
Deferred offering costs paid directly by stockholder in exchange for issuance of Class B common stock		3,057,000
Right-of-use asset obtained in exchange for lease liabilities				1,357,000
Non-cash leasehold improvements		1,378,000		256,000
Recognition (settlement) of derivative tranche liability		(11,659,000)		(6,770,000)	4,309,000
Vesting of founders’ restricted stock		$ 5,000	$ 5,000	10,000	$ 6,000
Letter of credit issued in connection with lease recognition				$ 345,000